Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated Deficit	Total
Balance at Dec. 31, 2023		$ 49		$ 341,591			$ (177,336)	$ 164,304
Balance (in Shares) at Dec. 31, 2023	[1]	103,154,396
Exercise of options and vesting of RSUs				636				636
Exercise of options and vesting of RSUs (in Shares)		2,419,708
Stock based compensation				7,499				7,499
Net loss for the period							(18,911)	(18,911)
Balance at Jun. 30, 2024		$ 49		349,726			(196,247)	153,528
Balance (in Shares) at Jun. 30, 2024	[1]	105,574,104
Balance at Mar. 31, 2024		$ 49		345,481			(187,378)	158,152
Balance (in Shares) at Mar. 31, 2024	[1]	104,376,565
Exercise of options and vesting of RSUs				510				510
Exercise of options and vesting of RSUs (in Shares)		1,197,539
Stock based compensation				3,735				3,735
Net loss for the period							(8,869)	(8,869)
Balance at Jun. 30, 2024		$ 49		349,726			(196,247)	153,528
Balance (in Shares) at Jun. 30, 2024	[1]	105,574,104
Balance at Dec. 31, 2024		$ 49		357,570		601	(213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024		106,342,415	[2]					106,342,415
Balance (in Shares) at Dec. 31, 2024					(1,613)			625,682
Exercise of options and vesting of RSUs				385				$ 385
Exercise of options and vesting of RSUs (in Shares)		2,991,563
Repurchase of ordinary shares								(19,761)
Repurchase of ordinary shares (in Shares)		(7,500,298)			(19,761)
Stock based compensation				7,941				7,941
Change in unrealized gains on cash flow hedges						734		734
Net loss for the period							(15,492)	(15,492)
Balance at Jun. 30, 2025		$ 49		365,896		1,335	(229,411)	$ 116,495
Balance (in Shares) at Jun. 30, 2025		101,833,680	[2]					101,833,680
Balance (in Shares) at Jun. 30, 2025					(21,374)			8,125,980
Balance at Mar. 31, 2025		$ 49		361,924		59	(222,227)	$ 128,607
Balance (in Shares) at Mar. 31, 2025	[2]	104,892,547
Balance (in Shares) at Mar. 31, 2025					(11,198)
Exercise of options and vesting of RSUs				197				197
Exercise of options and vesting of RSUs (in Shares)		1,211,172
Repurchase of ordinary shares								(10,176)
Repurchase of ordinary shares (in Shares)		(4,270,039)			(10,176)
Stock based compensation				3,775				3,775
Change in unrealized gains on cash flow hedges						1,276		1,276
Net loss for the period							(7,184)	(7,184)
Balance at Jun. 30, 2025		$ 49		$ 365,896		$ 1,335	$ (229,411)	$ 116,495
Balance (in Shares) at Jun. 30, 2025		101,833,680	[2]					101,833,680
Balance (in Shares) at Jun. 30, 2025					(21,374)			8,125,980

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares